Sales Revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 16,534,339	R$ 10,402,666	R$ 5,996,494
Taxes levied	(586,272)	(426,937)	(252,368)
Total Revenue	15,948,067	9,975,729	5,744,126
Domestic revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	13,013,202	8,849,486	4,759,257
Foreign revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	2,934,865	1,126,243	984,869
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,020,757	9,101,576	5,197,272
Taxes levied	(425,812)	(290,532)	(157,665)
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,513,582	1,301,090	799,222
Taxes levied	R$ 160,460	R$ 136,405	R$ 94,703